Note 10 - Additional Information on Cost of Sales and Operating Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of depreciation and amortisation expense [text block]
	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2020	2019	2018	2020	2019	2018

Cost of sales (i)	2,980.4	2,671.6	2,681.9	15.7	12.4	10.3
Distribution expenses	441.7	649.0	570.9	-	-	-
Sales and marketing expenses	787.9	557.7	586.0	219.9	319.4	117.1
Administrative expenses	453.6	272.0	306.9	276.1	195.5	175.2
	4,663.6	4,150.3	4,145.7	511.7	527.3	302.6